Revenue from Contracts with Customers - Summary of Disaggregation of Revenue (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenue [Line Items]
Revenue		$ 72,983	$ 78,801	$ 225,766	$ 244,857
US
Disaggregation of Revenue [Line Items]
Revenue	[1]	63,719	70,044	197,551	214,394
International
Disaggregation of Revenue [Line Items]
Revenue		9,264	8,757	28,215	30,463
Mobile
Disaggregation of Revenue [Line Items]
Revenue		61,130	59,150	186,928	184,033
Web
Disaggregation of Revenue [Line Items]
Revenue		$ 11,853	$ 19,651	$ 38,838	$ 60,824

[1]	Geographic location is presented as being derived from the U.S. when data is not available.